                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21160

                     Morgan Stanley Fundamental Value Fund
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Fundamental Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

FUND REPORT

For the six-month period ended March 31, 2005

TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2005

                                                                      LIPPER         LIPPER
                                                      RUSSELL      LARGE-CAP      MULTI-CAP
                                                      1000(R)          VALUE          VALUE
                                                        VALUE          FUNDS          FUNDS
  CLASS A      CLASS B      CLASS C      CLASS D     INDEX(1)       INDEX(2)       INDEX(3)
    9.83%        9.49%        9.61%        9.98%       10.48%          7.90%          9.34%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Generally, the domestic equity markets performed favorably during the reporting period, although there were still undercurrents of volatility. Against this backdrop of economic recovery, the Federal Open Market Committee raised the federal funds target rate a number of times over the reporting period. Largely anticipated by investors, these surges did not cause major market disruptions. Earnings growth remained strong and balance sheets improved. Additionally, corporations became somewhat more willing to spend their cash stockpiles, which translated into stock buy-backs, increased dividends, and measured capital spending.

The markets saw particularly strong performance in the fourth quarter of 2004. Prior to the reporting period, investors were apprehensive about the unfolding of events in Iraq, concerns about future terrorist attacks, rising oil prices, and the possibility of another protracted outcome to the U.S. presidential election. Sentiment improved as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive close. These factors helped set the stage for a stock rally in November and December.

After a brisk close to 2004, the equity market gave back gains in the first quarter of 2005. Despite the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers, the period ended on a less-positive note, as rising oil prices and interest rates gave investors pause.

Value stocks outperformed growth stocks, with most of the positive return earned in the final three months of the period. Within the Fund's benchmark, the Russell 1000 Value Index, every sector except telecommunications services posted positive returns during the reporting period.

PERFORMANCE ANALYSIS

Morgan Stanley Fundamental Value Fund underperformed the Russell 1000 Value Index and outperformed both the Lipper Large-Cap Value Funds Index and the Lipper Multi-Cap Value Funds Index for the six months ended March 31, 2005, assuming no deduction of applicable sales charges.

Across all portfolio sectors, the Fund reaped gains. Relative to the Russell 1000 Value Index, the Fund benefited particularly from an underweighting in financials. More specifically, the Fund was less exposed to interest-rate sensitive bank stocks, which were negatively affected by rate hikes. The Fund also profited from its overweighted position in insurance stocks relative to the Russell 1000 Value Index.

Insurance stocks are generally less sensitive to interest rate changes, and the insurance industry has gained pricing power. (In other words, these companies have been able to increase prices for their policies.) The Fund's telecommunications-service allocation also helped performance. Overall, the Fund had an underweighting relative to the index, which limited exposure to the struggling sector. Additionally, a number of the telecommunication service companies that the Fund held performed well. Fund returns were also bolstered by utilities stocks, which rose in response to rising energy prices, as well as to company-specific events.

Relative to the Russell 1000 Value Index, the Fund's energy stocks dampened performance. The Fund had reduced energy exposure in late 2004, resulting in an underweighted position versus that of this benchmark. As oil prices rose, energy stocks appreciated, and the Fund did not participate in these gains as fully as the stocks in the index. Although on an absolute basis the Fund's technology position contributed gains, its technology stake hindered relative performance. The Fund held an overweighted position in software and services stocks and an underweight in hardware and equipment service stocks. However, software and services lagged, while hardware and equipment performed well. Additionally, health care exposure detracted from performance. Within health care, the Fund was overweighted in this sector, and more specifically, in pharmaceutical stocks. Many of these names did not lose money, but they did not gain briskly.

The Fund also included some exposure to convertible securities, about nine percent at the end of the period. Overall, these holdings contributed neutral to minimally positive performance.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

   TOP 10 HOLDINGS
   Bayer AG (ADR) (Germany)                             3.2%
   Bristol-Myers Squibb Co.                             2.8
   Royal Dutch Petroleum Co. (Netherlands)              2.7
   Time Warner, Inc.                                    2.6
   General Electric Co.                                 2.5
   Unilever N.V. (Netherlands)                          2.5
   Chubb Corp. (The)                                    2.4
   Entergy Corp.                                        2.4
   Schering-Plough Corp.                                2.3
   Lehman Brothers Holdings Inc.                        2.2

   TOP FIVE INDUSTRIES
   Pharmaceuticals: Major                              10.6%
   Integrated Oil                                      10.1
   Electric Utilities                                   6.3
   Investment Banks/Brokers                             5.8
   Financial Conglomerates                              5.5

Data as of March 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES, WHICH CAN INCLUDE DEPOSITARY RECEIPTS, PREFERRED STOCKS OR SECURITIES CONVERTIBLE INTO COMMON OR PREFERRED STOCK. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., PRIMARILY FOCUSES ON EQUITY SECURITIES OF LARGER CAPITALIZATION COMPANIES (E.G., COMPANIES WITH OVER $10 BILLION OF MARKET CAPITALIZATION CURRENTLY), BUT THE FUND MAY ALSO INVEST IN SMALL AND MEDIUM-SIZED COMPANIES. UP TO 15 PERCENT OF THE FUND'S NET ASSETS MAY BE INVESTED IN CONVERTIBLE SECURITIES RATED BELOW INVESTMENT GRADE (COMMONLY REFERRED TO AS "JUNK BONDS"). THE FUND MAY ALSO INVEST UP TO 25 PERCENT OF ITS NET ASSETS IN FOREIGN SECURITIES. THIS PERCENTAGE LIMITATION, HOWEVER, DOES NOT APPLY TO FOREIGN SECURITIES THAT ARE TRADED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER,

OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 10/29/02)         (since 10/29/02)         (since 10/29/02)          (since 10/29/02)
   SYMBOL                              FVFAX                     FVFBX                    FVFCX                    FVFDX
   1 YEAR                              12.06%(4)                 11.29%(4)                11.41%(4)                12.37%(4)
                                        6.17(5)                   6.29(5)                 10.41(5)                    --
   SINCE INCEPTION                     17.82(4)                  16.94(4)                 17.02(4)                 18.10(4)
                                       15.22(5)                  15.95(5)                 17.02(5)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Large-Cap Value Funds classification as of March 31, 2005.

(3) The Lipper Multi-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 03/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             10/01/04 -
                                                                     10/01/04            03/31/05             03/31/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (9.83% return).......................................         $1,000.00           $1,098.30             $ 6.75
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.50             $ 6.49
CLASS B
Actual (9.49% return).......................................         $1,000.00           $1,094.90             $10.76
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.66             $10.35
CLASS C
Actual (9.61% return).......................................         $1,000.00           $1,096.10             $ 9.30
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.06             $ 8.95
CLASS D
Actual (9.98% return).......................................         $1,000.00           $1,099.80             $ 5.55
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.65             $ 5.34

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.29%, 2.06%, 1.78% and 1.06% respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (88.9%)
              Aerospace & Defense
              (2.5%)
   23,440     Northrop Grumman
               Corp. ..................  $  1,265,291
   37,400     Raytheon Co. ............     1,447,380
                                         ------------
                                            2,712,671
                                         ------------
              Beverages: Non-Alcoholic
              (1.2%)
   32,450     Coca-Cola Co. (The)......     1,352,192
                                         ------------
              Biotechnology (0.5%)
   17,300     Chiron Corp.*............       606,538
                                         ------------
              Broadcasting (1.6%)
   53,680     Clear Channel
               Communications, Inc. ...     1,850,350
                                         ------------
              Chemicals: Major
              Diversified (3.4%)
  107,880     Bayer AG (ADR)
               (Germany)*..............     3,569,749
   10,788     Lanxess AG (Germany)*....       222,233
                                         ------------
                                            3,791,982
                                         ------------
              Computer Processing
              Hardware (1.2%)
   59,700     Hewlett-Packard Co. .....     1,309,818
                                         ------------
              Department Stores (1.3%)
   27,650     Kohl's Corp.*............     1,427,569
                                         ------------
              Discount Stores (3.0%)
   21,430     Target Corp. ............     1,071,929
   44,100     Wal-Mart Stores, Inc. ...     2,209,851
                                         ------------
                                            3,281,780
                                         ------------
              Electric Utilities (4.4%)
   62,070     Edison International.....     2,155,070
   37,780     Entergy Corp. ...........     2,669,535
                                         ------------
                                            4,824,605
                                         ------------
              Finance/Rental/ Leasing
              (1.9%)
   33,470     Freddie Mac..............     2,115,304
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Financial Conglomerates
              (5.4%)
   47,380     Citigroup, Inc. .........  $  2,129,257
   54,344     JP Morgan Chase & Co. ...     1,880,302
   33,950     Prudential Financial,
               Inc. ...................     1,948,730
                                         ------------
                                            5,958,289
                                         ------------
              Food: Major Diversified
              (2.5%)
   39,850     Unilever N.V. (NY
               Registered Shares)
               (Netherlands)...........     2,726,537
                                         ------------
              Food: Specialty/ Candy
              (1.2%)
   31,650     Cadbury Schweppes PLC
               (ADR) (United
               Kingdom)*...............     1,288,155
                                         ------------
              Industrial Conglomerates
              (2.5%)
   77,540     General Electric Co. ....     2,796,092
                                         ------------
              Industrial Machinery
              (0.6%)
   11,500     Parker-Hannifin Corp. ...       700,580
                                         ------------
              Information Technology
              Services (1.6%)
   19,420     International Business
               Machines Corp. .........     1,774,600
                                         ------------
              Integrated Oil (8.7%)
   38,330     BP PLC (ADR) (United
               Kingdom)................     2,391,792
   19,300     ConocoPhillips...........     2,081,312
   36,660     Exxon Mobil Corp. .......     2,184,936
   49,760     Royal Dutch Petroleum Co.
               (NY Registered Shares)
               (Netherlands)...........     2,987,590
                                         ------------
                                            9,645,630
                                         ------------

                       See Notes to Financial Statements
 8

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Banks/ Brokers
              (5.8%)
   15,700     Goldman Sachs Group, Inc.
               (The)...................  $  1,726,843
   25,510     Lehman Brothers Holdings
               Inc. ...................     2,402,022
   39,210     Merrill Lynch & Co.,
               Inc. ...................     2,219,286
                                         ------------
                                            6,348,151
                                         ------------
              Major Banks (1.7%)
   41,780     Bank of America Corp. ...     1,842,498
                                         ------------
              Major Telecommunications
              (3.4%)
   81,180     Sprint Corp. ............     1,846,845
   52,360     Verizon Communications
               Inc. ...................     1,858,780
                                         ------------
                                            3,705,625
                                         ------------
              Managed Health Care
              (1.7%)
   20,400     CIGNA Corp. .............     1,821,720
                                         ------------
              Media Conglomerates
              (4.7%)
   81,680     Disney (Walt) Co.
               (The)...................     2,346,666
  160,680     Time Warner, Inc.*.......     2,819,934
                                         ------------
                                            5,166,600
                                         ------------
              Medical Specialties
              (1.2%)
   18,670     Bausch & Lomb, Inc. .....     1,368,511
                                         ------------
              Motor Vehicles (1.9%)
   84,540     Honda Motor Co., Ltd.
               (ADR) (Japan)...........     2,116,882
                                         ------------
              Multi-Line Insurance
              (1.6%)
   25,620     Hartford Financial
               Services Group, Inc.
               (The)...................     1,756,507
                                         ------------
              Oilfield Services/
              Equipment (2.0%)
   30,790     Schlumberger Ltd.
               (Netherlands
               Antilles)...............     2,170,079
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Packaged Software (1.7%)
   87,000     Symantec Corp.*..........  $  1,855,710
                                         ------------
              Pharmaceuticals: Major
              (10.6%)
  120,880     Bristol-Myers Squibb
               Co. ....................     3,077,605
   17,500     GlaxoSmithKline PLC (ADR)
               (United Kingdom)........       803,600
   22,100     Lilly (Eli) & Co. .......     1,151,410
   43,680     Roche Holdings Ltd. (ADR)
               (Switzerland)...........     2,363,088
   41,300     Sanofi-Aventis (ADR)
               (France)*...............     1,748,642
  140,420     Schering-Plough Corp. ...     2,548,623
                                         ------------
                                           11,692,968
                                         ------------
              Precious Metals (1.7%)
   45,200     Newmont Mining Corp. ....     1,909,700
                                         ------------
              Property - Casualty
              Insurers (3.6%)
   34,040     Chubb Corp. (The)........     2,698,351
   36,159     St. Paul Travelers
               Companies, Inc. (The)...     1,328,120
                                         ------------
                                            4,026,471
                                         ------------
              Railroads (1.4%)
   41,530     Norfolk Southern
               Corp. ..................     1,538,687
                                         ------------
              Semiconductors (1.1%)
  115,000     Micron Technology,
               Inc.*...................     1,189,100
                                         ------------
              Tobacco (1.3%)
   22,280     Altria Group, Inc. ......     1,456,889
                                         ------------
              Total Common Stocks (Cost
              $81,475,036).............    98,128,790
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Convertible Bonds (3.7%)
              Electric Utilities (0.2%)
 $     62     PG&E Corp.
               9.50% due 06/30/10......  $    167,245
                                         ------------
              Medical Specialties
              (0.1%)
      138     Medtronic, Inc.
               1.25% due 09/15/21......       138,345
                                         ------------
              Oil & Gas Pipelines
              (1.5%)
    3,179     El Paso Corp.
               0.00% due 02/28/21......     1,692,818
                                         ------------
              Semiconductors (0.2%)
      170     MicronTechnology, Inc.
               2.50% due 02/01/10......       176,587
                                         ------------
              Telecommunication
              Equipment (1.7%)
    2,045     Nortel Networks Corp.
               (Canada)
               4.25% due 09/01/08......     1,901,850
                                         ------------
              Total Convertible Bonds
              (Cost $3,770,923)........     4,076,845
                                         ------------
NUMBER OF
 SHARES
-----------
              Convertible Preferred Stocks (5.0%)
              Electric Utilities (1.8%)
   56,500     Centerpoint Energy Inc.
               $1.165..................     2,002,191
                                         ------------
              Financial Conglomerates
              (0.1%)
    3,500     Conseco Inc. $1.375......        92,750
                                         ------------
              Integrated Oil (1.4%)
   18,000     Amerada Hess Corp.
               $3.50...................     1,510,020
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Medical Specialties
              (1.7%)
   35,300     Baxter International
               $3.50 (Units)++.........  $  1,900,905
                                         ------------
              Total Convertible
              Preferred Stocks (Cost
              $4,445,380)..............     5,505,866
                                         ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              Short-Term Investment (2.1%)
              Repurchase Agreement
 $  2,298     Joint repurchase
               agreement account 2.85%
               due 04/01/05 (dated
               03/31/05; proceeds
               $2,298,182) (a)
               (Cost $2,298,000).......     2,298,000
                                         ------------

Total Investments
(Cost $91,989,339) (b)......    99.7%     110,009,501
Other Assets in Excess of
Liabilities.................     0.3          313,974
                               -----     ------------
Net Assets..................   100.0%    $110,323,475
                               =====     ============

---------------------

    ADR  American Depositary Receipt.
    *    Non-income producing security.
    ++ Consist of one or more class of securities traded together as a unit; stocks with attached warrants.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $18,888,205 and the aggregate gross unrealized depreciation is $868,043, resulting in net unrealized appreciation of $18,020,162.

                       See Notes to Financial Statements
 10

Morgan Stanley Fundamental Value Fund
SUMMARY OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

                                                                              PERCENT OF
INDUSTRY                                                          VALUE       NET ASSETS
----------------------------------------------------------------------------------------
Pharmaceuticals: Major......................................  $ 11,692,968       10.6%
Integrated Oil..............................................    11,155,650       10.1
Electric Utilities..........................................     6,994,041        6.3
Investment Banks/Brokers....................................     6,348,151        5.8
Financial Conglomerates.....................................     6,051,039        5.5
Media Conglomerates.........................................     5,166,600        4.7
Property - Casualty Insurers................................     4,026,471        3.6
Chemicals: Major Diversified................................     3,791,982        3.4
Major Telecommunications....................................     3,705,625        3.4
Medical Specialties.........................................     3,407,761        3.1
Discount Stores.............................................     3,281,780        3.0
Industrial Conglomerates....................................     2,796,092        2.5
Food: Major Diversified.....................................     2,726,537        2.5
Aerospace & Defense.........................................     2,712,671        2.5
Repurchase Agreement........................................     2,298,000        2.1
Oilfield Services/Equipment.................................     2,170,079        2.0
Motor Vehicles..............................................     2,116,882        1.9
Finance/Rental/Leasing......................................     2,115,304        1.9
Precious Metals.............................................     1,909,700        1.7
Telecommunication Equipment.................................     1,901,850        1.7
Packaged Software...........................................     1,855,710        1.7
Broadcasting................................................     1,850,350        1.7
Major Banks.................................................     1,842,498        1.7
Managed Health Care.........................................     1,821,720        1.7
Information Technology Services.............................     1,774,600        1.6
Multi-Line Insurance........................................     1,756,507        1.6
Oil & Gas Pipelines.........................................     1,692,818        1.5
Railroads...................................................     1,538,687        1.4
Tobacco.....................................................     1,456,889        1.3
Department Stores...........................................     1,427,569        1.3
Semiconductors..............................................     1,365,687        1.2
Beverages: Non-Alcoholic....................................     1,352,192        1.2
Computer Processing Hardware................................     1,309,818        1.2
Food: Specialty/Candy.......................................     1,288,155        1.2
Industrial Machinery........................................       700,580        0.6
Biotechnology...............................................       606,538        0.5
                                                              ------------       ----
                                                              $110,009,501       99.7%
                                                              ============       ====

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $91,989,339).................  $110,009,501
Receivable for:
    Investments sold.................       452,863
    Dividends........................       198,102
    Shares of beneficial interest
      sold...........................        50,741
    Interest.........................         9,800
Prepaid expenses and other assets....        39,718
                                       ------------
    Total Assets.....................   110,760,725
                                       ------------
Liabilities:
Payable for:
    Investments purchased............       163,927
    Shares of beneficial interest
      redeemed.......................        86,255
    Distribution fee.................        83,318
    Investment advisory fee..........        63,296
    Administration fee...............         7,558
Accrued expenses and other
  payables...........................        32,896
                                       ------------
    Total Liabilities................       437,250
                                       ------------
    Net Assets.......................  $110,323,475
                                       ============
Composition of Net Assets:
Paid-in-capital......................   $87,299,964
Net unrealized appreciation..........    18,020,162
Accumulated undistributed net
  investment income..................       232,917
Accumulated undistributed net
  realized gain......................     4,770,432
                                       ------------
    Net Assets.......................  $110,323,475
                                       ============
Class A Shares:
Net Assets...........................   $14,589,894
Shares Outstanding (unlimited
  authorized, $.01 par value)........     1,094,158
    Net Asset Value Per Share........        $13.33
                                       ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of
    net asset value).................        $14.07
                                       ============
Class B Shares:
Net Assets...........................   $88,298,975
Shares Outstanding (unlimited
  authorized, $.01 par value)........     6,675,402
    Net Asset Value Per Share........        $13.23
                                       ============
Class C Shares:
Net Assets...........................    $5,524,377
Shares Outstanding (unlimited
  authorized, $.01 par value)........       416,776
    Net Asset Value Per Share........        $13.26
                                       ============
Class D Shares:
Net Assets...........................    $1,910,229
Shares Outstanding (unlimited
  authorized, $.01 par value)........       143,279
    Net Asset Value Per Share........        $13.33
                                       ============

Statement of Operations
For the six months ended March 31, 2005 (unaudited)

Net Investment Income:
Income
Dividends (net of $11,393 foreign
  withholding tax)......................  $1,180,160
Interest................................     126,986
                                          ----------
    Total Income........................   1,307,146
                                          ----------
Expenses
Distribution fee (Class A shares).......      19,871
Distribution fee (Class B shares).......     425,190
Distribution fee (Class C shares).......      19,196
Investment advisory fee.................     372,713
Transfer agent fees and expenses........      67,235
Administration fee......................      36,270
Registration fees.......................      33,324
Professional fees.......................      27,335
Shareholder reports and notices.........      23,806
Custodian fees..........................       6,192
Trustees' fees and expenses.............         679
Other...................................       9,146
                                          ----------
    Total Expenses......................   1,040,957
                                          ----------
    Net Investment Income...............     266,189
                                          ----------
Net Realized and Unrealized Gain:
Net realized gain.......................   5,952,287
Net change in unrealized appreciation...   3,664,497
                                          ----------
    Net Gain............................   9,616,784
                                          ----------
Net Increase............................  $9,882,973
                                          ==========

                       See Notes to Financial Statements
 12

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              MARCH 31, 2005   SEPTEMBER 30, 2004
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $    266,189       $    446,380
Net realized gain...........................................      5,952,287          7,297,791
Net change in unrealized appreciation.......................      3,664,497          7,142,292
                                                               ------------       ------------
    Net Increase............................................      9,882,973         14,886,463
                                                               ------------       ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................       (116,980)          (233,117)
    Class B shares..........................................       (202,380)          (185,883)
    Class C shares..........................................        (10,562)           (12,395)
    Class D shares..........................................        (22,443)           (18,615)
Net realized gain
    Class A shares..........................................     (1,024,836)          (619,304)
    Class B shares..........................................     (5,757,825)        (1,277,687)
    Class C shares..........................................       (355,689)           (84,253)
    Class D shares..........................................       (133,588)           (39,513)
                                                               ------------       ------------
    Total Dividends and Distributions.......................     (7,624,303)        (2,470,767)
                                                               ------------       ------------

Net increase from transactions in shares of beneficial
  interest..................................................        362,769          3,175,054
                                                               ------------       ------------
    Net Increase............................................      2,621,439         15,590,750
Net Assets:
Beginning of period.........................................    107,702,036         92,111,286
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $232,917 and $319,093, respectively).....................   $110,323,475       $107,702,036
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Fundamental Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek total return. The Fund was organized as a Massachusetts business trust on July 11, 2002 and commenced operations on October 29, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

2. Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $271,786 at March 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.72%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $64,338 and $839, respectively and received $14,279 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005 aggregated $22,789,019 and $31,354,408, respectively.

For the six months ended March 31, 2005, the Fund incurred brokerage commissions of $5,749 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator, and Distributor, for portfolio transactions executed on behalf the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                   FOR THE YEAR
                                                           MONTHS ENDED                       ENDED
                                                          MARCH 31, 2005               SEPTEMBER 30, 2004
                                                      -----------------------       -------------------------
                                                            (unaudited)
                                                       SHARES       AMOUNT            SHARES        AMOUNT
                                                      --------   ------------       ----------   ------------
CLASS A SHARES
Sold................................................    52,925   $    712,909          173,991   $  2,198,711
Reinvestment of dividends and distributions.........    79,619      1,054,951           53,074        643,788
Redeemed............................................  (738,035)   (10,060,189)      (1,267,319)   (16,015,127)
                                                      --------   ------------       ----------   ------------
Net increase (decrease) - Class A...................  (605,491)    (8,292,329)       1,040,254     13,172,628
                                                      --------   ------------       ----------   ------------
CLASS B SHARES
Sold................................................   955,647     12,699,236        2,439,181     30,762,808
Reinvestment of dividends and distributions.........   410,990      5,412,734          111,080      1,344,072
Redeemed............................................  (741,957)    (9,868,290)      (1,335,388)   (16,878,169)
                                                      --------   ------------       ----------   ------------
Net increase - Class B..............................   624,680      8,243,680        1,214,873     15,228,711
                                                      --------   ------------       ----------   ------------
CLASS C SHARES
Sold................................................    66,704        888,039          151,502      1,906,789
Reinvestment of dividends and distributions.........    26,422        348,246            7,487         90,590
Redeemed............................................   (60,360)      (808,730)         (80,328)    (1,022,005)
                                                      --------   ------------       ----------   ------------
Net increase - Class C..............................    32,766        427,555           78,661        975,374
                                                      --------   ------------       ----------   ------------
CLASS D SHARES
Sold................................................    20,488        276,440           78,156        973,669
Reinvestment of dividends and distributions.........    10,092        133,626            4,439         53,892
Redeemed............................................   (31,844)      (426,203)         (69,038)      (883,964)
                                                      --------   ------------       ----------   ------------
Net increase (decrease) - Class D...................    (1,264)       (16,137)          13,557        143,597
                                                      --------   ------------       ----------   ------------
Net increase in Fund................................    50,691   $    362,769          266,837   $  3,175,054
                                                      ========   ============       ==========   ============

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED) continued

As of September 30, 2004, the Fund had temporary book/tax differences primarily attributable to capital losses deferrals on wash sales.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                       FOR THE PERIOD
                                                            FOR THE SIX            FOR THE YEAR      OCTOBER 29, 2002*
                                                            MONTHS ENDED              ENDED               THROUGH
                                                           MARCH 31, 2005       SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                           --------------       ------------------   ------------------
                                                            (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.....................      $13.10                 $11.54               $10.00
                                                               ------                 ------               ------

Income from investment operations:
    Net investment income++..............................        0.07                   0.12                 0.10
    Net realized and unrealized gain.....................        1.21                   1.78                 1.49
                                                               ------                 ------               ------

Total income from investment operations..................        1.28                   1.90                 1.59
                                                               ------                 ------               ------

Less dividends and distributions from:
    Net investment income................................       (0.11)                 (0.09)             --
    Net realized gain....................................       (0.94)                 (0.25)               (0.05)
                                                               ------                 ------               ------

Total dividends and distributions........................       (1.05)                 (0.34)               (0.05)
                                                               ------                 ------               ------

Net asset value, end of period...........................      $13.33                 $13.10               $11.54
                                                               ======                 ======               ======

Total Return+............................................        9.83%(1)              16.73%               15.99%(1)

Ratios to Average Net Assets(3):
Expenses.................................................        1.29%(2)               1.28%                1.11%(2)(4)

Net investment income....................................        1.11%(2)               0.97%                1.17%(2)(4)

Supplemental Data:
Net assets, end of period, in thousands..................     $14,590                $22,265              $31,616

Portfolio turnover rate..................................          21%(1)                 66%                  76%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been 1.51% and 0.77%, respectively.

                       See Notes to Financial Statements
 20

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                       FOR THE PERIOD
                                                            FOR THE SIX            FOR THE YEAR      OCTOBER 29, 2002*
                                                            MONTHS ENDED              ENDED               THROUGH
                                                           MARCH 31, 2005       SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                           --------------       ------------------   ------------------
                                                            (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.....................      $12.98                 $11.47               $10.00
                                                               ------                 ------               ------

Income from investment operations:
    Net investment income++..............................        0.02                   0.02                 0.05
    Net realized and unrealized gain.....................        1.20                   1.78                 1.46
                                                               ------                 ------               ------

Total income from investment operations..................        1.22                   1.80                 1.51
                                                               ------                 ------               ------

Less dividends and distributions from:
    Net investment income................................       (0.03)                 (0.04)                  --
    Net realized gain....................................       (0.94)                 (0.25)               (0.04)
                                                               ------                 ------               ------

Total dividends and distributions........................       (0.97)                 (0.29)               (0.04)
                                                               ------                 ------               ------

Net asset value, end of period...........................      $13.23                 $12.98               $11.47
                                                               ======                 ======               ======

Total Return+............................................        9.49%(1)              15.84%               15.16%(1)

Ratios to Average Net Assets(3):
Expenses.................................................        2.06%(2)               2.06%                1.86%(2)(4)

Net investment income....................................        0.34%(2)               0.19%                0.42%(2)(4)

Supplemental Data:
Net assets, end of period, in thousands..................     $88,299                $78,552              $55,477

Portfolio turnover rate..................................          21%(1)                 66%                  76%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been 2.26% and 0.02%, respectively.

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                       FOR THE PERIOD
                                                            FOR THE SIX            FOR THE YEAR      OCTOBER 29, 2002*
                                                            MONTHS ENDED              ENDED               THROUGH
                                                           MARCH 31, 2005       SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                           --------------       ------------------   ------------------
                                                            (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.....................      $12.99                 $11.48               $10.00
                                                               ------                 ------               ------

Income from investment operations:
    Net investment income++..............................        0.04                   0.02                 0.06
    Net realized and unrealized gain.....................        1.20                   1.78                 1.46
                                                               ------                 ------               ------

Total income from investment operations..................        1.24                   1.80                 1.52
                                                               ------                 ------               ------

Less dividends and distributions from:
    Net investment income................................       (0.03)                 (0.04)                  --
    Net realized gain....................................       (0.94)                 (0.25)               (0.04)
                                                               ------                 ------               ------

Total dividends and distributions........................       (0.97)                 (0.29)               (0.04)
                                                               ------                 ------               ------

Net asset value, end of period...........................      $13.26                 $12.99               $11.48
                                                               ======                 ======               ======

Total Return+............................................        9.61%(1)              15.83%               15.22%(1)

Ratios to Average Net Assets(3):
Expenses.................................................        1.78%(2)               2.06%                1.86%(2)(4)

Net investment income....................................        0.62%(2)               0.19%                0.42%(2)(4)

Supplemental Data:
Net assets, end of period, in thousands..................      $5,524                 $4,987               $3,504

Portfolio turnover rate..................................          21%(1)                 66%                  76%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been 2.26% and 0.02%, respectively.

                       See Notes to Financial Statements
 22

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                       FOR THE PERIOD
                                                            FOR THE SIX            FOR THE YEAR      OCTOBER 29, 2002*
                                                            MONTHS ENDED              ENDED               THROUGH
                                                           MARCH 31, 2005       SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                           --------------       ------------------   ------------------
                                                            (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.....................      $13.13                 $11.56               $10.00
                                                               ------                 ------               ------

Income from investment operations:
    Net investment income++..............................        0.09                   0.15                 0.18
    Net realized and unrealized gain.....................        1.21                   1.79                 1.44
                                                               ------                 ------               ------

Total income from investment operations..................        1.30                   1.94                 1.62
                                                               ------                 ------               ------

Less dividends and distributions from:
    Net investment income................................       (0.16)                 (0.12)                  --
    Net realized gain....................................       (0.94)                 (0.25)               (0.06)
                                                               ------                 ------               ------

Total dividends and distributions........................       (1.10)                 (0.37)               (0.06)
                                                               ------                 ------               ------

Net asset value, end of period...........................      $13.33                 $13.13               $11.56
                                                               ======                 ======               ======

Total Return+............................................        9.98%(1)              17.01%               16.24%(1)

Ratios to Average Net Assets(3):
Expenses.................................................        1.06%(2)               1.06%                0.86%(2)(4)

Net investment income....................................        1.34%(2)               1.19%                1.42%(2)(4)

Supplemental Data:
Net assets, end of period, in thousands..................      $1,910                 $1,898               $1,514

Portfolio turnover rate..................................          21%(1)                 66%                  76%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been 1.26% and 1.02%, respectively.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.
Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Fundamental
Value Fund

Semiannual Report
March 31, 2005

[MORGAN STANLEY LOGO]

39938RPT-RA05-00402P-Y03/05

Item 1 - Report to Shareholders

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Morgan Stanley Fundamental Value Fund
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005


                                       3